Consolidated Statements of Cash Flows - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Cash flows from operating activities:
Net income	¥ 675,169	¥ 756,857	¥ 707,600
Adjustments to reconcile net income to net cash provided by operating activities-
Depreciation and amortization (Note 9)	1,827,998	1,880,293	1,899,245
Impairment losses	38,739	5,738	5,416
Deferred taxes (Note 12)	32,504	3,433	11,959
Goodwill and other intangible asset impairments (Note 9)	3,464	6,187	31,341
Losses on disposals of property, plant and equipment	104,718	98,317	106,215
Gains on sales of property, plant and equipment	(34,191)	(33,119)	(18,469)
Gains resulting from the exchange of rights (Note 9)		(59,996)
Equity in (earnings) losses of affiliated companies (Note 7)	(5,889)	50,792	16,093
(Increase) decrease in notes and accounts receivable, trade	(126,476)	17,415	(119,381)
(Increase) decrease in inventories (Note 5)	(12,044)	(68,776)	(2,139)
(Increase) decrease in other current assets	(86,809)	(16,658)	(90,565)
Increase (decrease) in accounts payable, trade and accrued payroll	(21,538)	66,032	(81,297)
Increase (decrease) in accrued consumption tax	99,661	(11,621)	7,236
Increase (decrease) in advances received	(32,481)	37,691	(9,770)
Increase (decrease) in accrued taxes on income	(133,894)	20,909	28,449
Increase (decrease) in other current liabilities	60,141	(20,351)	4,489
Increase (decrease) in liability for employees' retirement benefits	38,753	42,964	26,476
Increase (decrease) in other long-term liabilities	2,588	(33,122)	(50,234)
Other	(38,601)	(15,081)	(18,982)
Net cash provided by operating activities	2,391,812	2,727,904	2,453,682
Cash flows from investing activities:
Payments for property, plant and equipment	(1,444,917)	(1,486,651)	(1,538,115)
Payments for intangibles	(358,209)	(416,583)	(446,588)
Proceeds from sales of property, plant and equipment	54,424	50,625	38,929
Payments for purchases of non-current investments	(31,097)	(50,517)	(35,309)
Proceeds from sales and redemptions of non-current investments	27,478	15,444	19,812
Acquisitions of subsidiaries, net of cash acquired	(42,217)	(211,195)	(38,490)
Payments for purchases of short-term investments	(61,364)	(60,485)	(682,359)
Proceeds from redemptions of short-term investments	70,644	92,396	936,211
Other	(83,321)	(39,840)	(30,344)
Net cash used in investing activities	(1,868,579)	(2,106,806)	(1,776,253)
Cash flows from financing activities:
Proceeds from issuance of long-term debt (Note 10)	615,353	637,253	402,271
Payments for settlement of long-term debt (Note 10)	(496,729)	(735,894)	(675,295)
Proceeds from issuance of short-term debt (Note 10)	5,931,664	4,872,714	3,015,099
Payments for settlement of short-term debt (Note 10)	(5,889,243)	(4,713,795)	(3,029,279)
Dividends paid	(199,770)	(186,174)	(183,405)
Proceeds from sale of (payments for acquisition of) treasury stock, net (Note 14)	(338,399)	(406,680)	(150,033)
Acquisitions of shares of subsidiaries from noncontrolling interests	(175,088)	(5,834)	(15,558)
Other	(125,796)	(84,030)	(108,981)
Net cash used in financing activities	(678,008)	(622,440)	(745,181)
Effect of exchange rate changes on cash and cash equivalents	19,486	24,372	9,042
Net increase (decrease) in cash and cash equivalents	(135,289)	23,030	(58,710)
Cash and cash equivalents at beginning of year	984,463	961,433	1,020,143
Cash and cash equivalents at end of year (Note 4)	849,174	984,463	961,433
Cash paid during the year for:
Interest	44,795	48,836	55,200
Income taxes, net	543,354	462,349	433,344
Noncash investing and financing activities:
Capital lease obligations incurred during the year	20,987	14,933	¥ 24,022
Cancellation of treasury stock (Note 14)		818,209
Rights to Acquire Building
Noncash investing and financing activities:
Assets acquired through exchange of assets		¥ 62,221
Buildings
Noncash investing and financing activities:
Assets acquired through exchange of assets	¥ 18,719